Contents of Significant Accounts - Net Other Operating Income and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Analysis of income and expense [abstract]
Government grants	$ 3,862,001		$ 5,058,658	$ 5,269,412
Rental income from property, plant and equipment	202,082		192,833	187,166
Gain on disposal of property, plant and equipment	268,293	$ 8,762	482,983	143,735
Others	(330,050)		(394,827)	(373,482)
Total	$ 4,002,326	$ 130,709	$ 5,339,647	$ 5,226,831